Net (loss)/income per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 11, 2021	Nov. 25, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net (loss)/income per ordinary share
Additional shares issued for share split (in shares)		143,681,555
Share split ratio	10
Numerator:
Net (loss)/income			$ (19,631)	¥ (128,101)	¥ 47,748	¥ (287)
Denominator:
Weighted average number of ordinary shares			1,436,815,570	1,436,815,570	1,436,815,570	1,193,962,880
Net (loss)/income per ordinary share.
- Basic | (per share)			$ (0.0140)	¥ (0.089)	¥ 0.0330	¥ (0.0002)
- Diluted | (per share)			$ (0.0140)	¥ (0.089)	¥ 0.0330	¥ (0.0002)